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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01829

Columbia Acorn Trust

(Exact name of registrant as specified in charter)

227 W. Monroe Street, Suite 3000, Chicago, IL	60606
(Address of principal executive offices)	(Address of principal executive offices)

Mary C. Moynihan

Perkins Coie LLP

700 13th Street, NW

Suite 600

Washington, DC 20005

Paul B. Goucher, Esq.

Columbia Management Investment Advisers, LLC

100 Park Avenue

New York, New York 10017

P. Zachary Egan

Columbia Acorn Trust

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-634-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Acorn® Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.7%
Issuer	Shares	Value ($)
Consumer Discretionary 17.7%
Auto Components 2.6%
Cooper-Standard Holding, Inc.(a) Sealing, fuel and brake delivery, fluid transfer systems, anti-vibration systems components, subsystems, and modules	340,334	39,468,534
Gentex Corp. Products that use electro-optic technology	1,215,983	24,076,464
LCI Industries Recreational vehicles and equipment	316,126	36,623,197
Tenneco, Inc. Emission control and ride control products and systems	372,317	22,588,472
Total		122,756,667
Distributors 1.3%
LKQ Corp.(a) Automotive products and services	593,633	21,364,852
Pool Corp. Wholesale distributor of swimming pool supplies, equipment and leisure products	364,509	39,428,938
Total		60,793,790
Diversified Consumer Services 1.6%
Adtalem Global Education, Inc. Higher education institutions	840,277	30,123,930
Bright Horizons Family Solutions, Inc.(a) Child care and early education services	508,203	43,812,181
Total		73,936,111
Hotels, Restaurants & Leisure 6.3%
Dave & Buster’s Entertainment, Inc.(a) Venues that combine dining and entertainment for adults and families	806,389	42,319,295
Domino’s Pizza, Inc. Network of company-owned and franchise Domino’s Pizza stores	165,955	32,950,365
Dunkin’ Brands Group, Inc. Quick service restaurants serving hot and cold coffee and baked goods	498,414	26,455,815
Extended Stay America, Inc. Hotels and motels	3,309,574	66,191,480
Papa John’s International, Inc. Pizza delivery and carry-out restaurants	385,186	28,145,541
Texas Roadhouse, Inc. Moderately priced, full service restaurant chain	785,245	38,586,939
Common Stocks (continued)
Issuer	Shares	Value ($)
Vail Resorts, Inc. Operates resorts globally	162,870	37,153,905
Wingstop, Inc. Cooked-to-order chicken wings	710,200	23,614,150
Total		295,417,490
Household Durables 2.1%
Cavco Industries, Inc.(a) Designs and manufactures systems-built structures	171,619	25,322,383
iRobot Corp.(a) Manufactures robots for cleaning	257,383	19,833,934
Leggett & Platt, Inc. Manufactures a wide range of engineered products	445,705	21,273,500
NVR, Inc.(a) Builds and markets homes and conducts mortgage banking activities	12,150	34,688,250
Total		101,118,067
Internet & Direct Marketing Retail 0.4%
Wayfair, Inc., Class A(a) Retails household goods online	289,419	19,506,841
Leisure Products 0.6%
Brunswick Corp. Consumer products serving the outdoor and indoor active recreation markets	529,307	29,625,313
Specialty Retail 2.4%
Camping World Holdings, Inc., Class A Recreational vehicles and accessories	639,951	26,071,604
Five Below, Inc.(a) Specialty value retailer	770,977	42,311,218
Monro, Inc. Automotive undercar repair and tire services	194,342	10,892,869
Tractor Supply Co. Retail farm store chain	294,287	18,625,424
Ulta Beauty, Inc.(a) Chain of beauty stores	70,056	15,836,859
Total		113,737,974
Textiles, Apparel & Luxury Goods 0.4%
Hanesbrands, Inc.(b) Apparel and clothing products	810,790	19,977,865
Total Consumer Discretionary		836,870,118

Columbia Acorn® Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 1.4%
Food & Staples Retailing 0.4%
US Foods Holding Corp.(a) Catering services	666,387	17,792,533
Household Products 1.0%
Spectrum Brands Holdings, Inc. Global and diversified consumer products company	209,467	22,186,745
WD-40 Co. Multi-purpose lubricant products and heavy-duty hand cleaners	215,584	24,123,849
Total		46,310,594
Total Consumer Staples		64,103,127
Energy 1.4%
Energy Equipment & Services 0.4%
Oceaneering International, Inc. Services and products for the offshore oil and gas industry	760,570	19,980,174
Oil, Gas & Consumable Fuels 1.0%
Cimarex Energy Co. Crude oil and natural gas	166,377	18,912,074
Diamondback Energy, Inc.(a) Independent oil and natural gas company	297,948	29,186,986
Total		48,099,060
Total Energy		68,079,234
Financials 9.3%
Banks 1.8%
BOK Financial Corp. Multi-bank holding company	250,194	22,287,281
MB Financial, Inc. Holding company for MB Financial Bank, N.A.	540,534	24,334,841
SVB Financial Group(a) Holding company for Silicon Valley Bank	210,510	39,384,316
Total		86,006,438
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 6.9%
Ares Capital Corp. Management investment company	2,254,046	36,943,814
CBOE Holdings, Inc. Marketplace for the trading of standardized and listed options on equity securities	317,205	34,140,774
Eaton Vance Corp. Creates, markets, and manages mutual funds	848,723	41,901,455
Factset Research Systems, Inc. Global economic and financial data to analysts, investment bankers, and financial professionals	139,762	25,172,534
Houlihan Lokey, Inc. Investment bank	508,000	19,878,040
Interactive Brokers Group, Inc., Class A Automated global electronic market maker and broker	520,363	23,437,150
Lazard Ltd., Class A Corporate Advisory & Asset Management	1,018,178	46,042,009
MarketAxess Holdings, Inc. Electronic, multi-dealer to client platform for bond trading	118,487	21,862,036
Nasdaq, Inc. Operates a global stock exchange	252,193	19,562,611
Raymond James Financial, Inc. Financial services to individuals, corporations, and municipalities	693,262	58,462,784
Total		327,403,207
Consumer Finance 0.6%
Credit Acceptance Corp.(a),(b) Funding, receivables management, collection, sales training, and related services to automobile dealers	99,024	27,743,554
Total Financials		441,153,199
Health Care 22.3%
Biotechnology 6.0%
Agios Pharmaceuticals, Inc.(a) Therapeutics in the field of cancer metabolism	590,847	39,439,037
Bioverativ, Inc.(a) Innovative therapies for the treatment of blood disorders	609,942	34,809,390
Celldex Therapeutics, Inc.(a) Uses applications of immunology to prevent and treat diseases	2,863,235	8,188,852
Clovis Oncology, Inc.(a) Pre-commercial Biotech Company	458,500	37,780,400

2	Columbia Acorn® Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Genomic Health, Inc.(a) Development and commercialization of genomic-based clinical diagnostic tests for cancer	915,519	29,379,005
Ligand Pharmaceuticals, Inc.(a) Drugs that regulate hormone activated intracellular receptors	227,425	30,963,914
Loxo Oncology, Inc.(a) Researches and develops cancer drugs	406,153	37,414,815
Seattle Genetics, Inc.(a) Monoclonal antibody-based drugs to treat cancer and related diseases	605,174	32,927,517
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	641,778	34,181,096
Total		285,084,026
Health Care Equipment & Supplies 9.1%
Align Technology, Inc.(a) Designs, manufactures, and markets the Invisalign System	505,859	94,226,356
Endologix, Inc.(a) Minimally invasive treatments for vascular diseases	1,989,037	8,871,105
Haemonetics Corp.(a) Automated blood processing systems	494,999	22,210,605
IDEXX Laboratories, Inc.(a) Diagnostic, detection, and information systems for veterinary, food, and water testing applications	120,199	18,689,742
iRhythm Technologies, Inc.(a) Medical instruments	761,884	39,526,542
LivaNova PLC(a) Medical technology focusing on neuromodulation, cardiac surgery and rhythm management	422,621	29,608,827
Masimo Corp.(a) Medical signal processing and sensor technology for non-invasive monitoring of physiological parameters	864,552	74,835,621
Natus Medical, Inc.(a) Medical device company that develops, manufactures, and markets screening products	522,886	19,608,225
ResMed, Inc. Medical equipment for the treatment of sleep disordered breathing	338,935	26,084,438
Varex Imaging Corp.(a) X-ray imaging components	1,288,556	43,604,735
Common Stocks (continued)
Issuer	Shares	Value ($)
Varian Medical Systems, Inc.(a) Medical equipment	291,447	29,162,187
West Pharmaceutical Services, Inc. Drug therapies and healthcare products	244,984	23,582,160
Total		430,010,543
Health Care Providers & Services 1.9%
Amedisys, Inc.(a) Provider of alternate-site health care services	84,466	4,726,718
AMN Healthcare Services, Inc.(a) Temporary healthcare staffing	535,389	24,467,277
HealthSouth Corp. Inpatient rehabilitative healthcare services	1,282,921	59,463,388
Total		88,657,383
Health Care Technology 2.3%
Evolent Health, Inc., Class A(a) Purpose-built platform enables providers to migrate their payment models	1,716,517	30,554,003
Medidata Solutions, Inc.(a) Hosted clinical development solutions	300,234	23,436,266
Veeva Systems Inc., Class A(a) Cloud-based business services	986,224	55,632,896
Total		109,623,165
Life Sciences Tools & Services 3.0%
Agilent Technologies, Inc. Core bio-analytical and electronic measurement solutions	285,901	18,354,844
Cambrex Corp.(a) Products, services, and technologies for the Life Sciences and fine chemicals industry	801,761	44,096,855
Mettler-Toledo International, Inc.(a) Weighing instruments for use in laboratory, industrial, and food retailing applications	30,543	19,124,805
Pra Health Sciences, Inc.(a) Global contract research organization	793,807	60,464,279
Total		142,040,783
Total Health Care		1,055,415,900
Industrials 17.6%
Aerospace & Defense 0.7%
HEICO Corp., Class A Aerospace products and services	420,786	32,063,893
Air Freight & Logistics 0.5%
Expeditors International of Washington, Inc. Global logistics company	392,125	23,472,603

Columbia Acorn® Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 3.0%
Brink’s Co. (The) Provides security services globally	294,804	24,837,237
Cintas Corp. Corporate identity uniform programs	254,422	36,708,006
Copart, Inc.(a) Services to process and sell salvage vehicles through auctions	1,131,464	38,888,418
Unifirst Corp. Workplace uniforms and protective clothing	267,941	40,593,061
Total		141,026,722
Industrial Conglomerates 0.4%
Carlisle Companies, Inc. Construction materials, transportation products, and general industry products	188,663	18,921,012
Machinery 7.2%
Graco, Inc. Technology for the management of fluids in industrial and commercial applications	323,599	40,025,960
Middleby Corp. (The)(a) Equipment for use in cooking and preparing food	233,562	29,935,642
Nordson Corp. Systems that apply adhesives, sealants, and coatings to products during manufacturing	296,303	35,111,905
Oshkosh Corp. Fire and emergency apparatuses and specialty commercial, and military trucks	843,390	69,613,411
REV Group, Inc. Specialty vehicles and related aftermarket parts and services	722,347	20,774,700
Snap-On, Inc. Tool and equipment solutions	266,187	39,664,525
Toro Co. (The) Turf equipment	659,654	40,938,127
WABCO Holdings, Inc.(a) Electronic braking, stability, suspension, and transmission control systems commercial vehicles	422,588	62,543,024
Total		338,607,294
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 3.3%
ManpowerGroup, Inc. Non-governmental employment services	405,737	47,803,933
Robert Half International, Inc. Temporary and permanent staffing services	412,979	20,789,363
TransUnion (a) Offers consumer reports, risk scores, analytical services, and decisioning capabilities to businesses	1,854,520	87,644,615
Total		156,237,911
Road & Rail 1.4%
JB Hunt Transport Services, Inc. Logistics services	212,566	23,611,831
Old Dominion Freight Line, Inc. Inter-regional and multi-regional motor carrier	393,855	43,367,374
Total		66,979,205
Trading Companies & Distributors 1.1%
Watsco, Inc. Air conditioning, heating, and refrigeration equipment	327,924	52,818,719
Total Industrials		830,127,359
Information Technology 22.0%
Electronic Equipment, Instruments & Components 4.4%
CDW Corp. IT products and services	1,087,868	71,799,288
Cognex Corp. Machine vision systems	411,000	45,325,080
II-VI, Inc.(a) Optical and optoelectronic devices	271,513	11,172,760
IPG Photonics Corp.(a) High-power fiber lasers and amplifiers	423,098	78,298,516
Total		206,595,644
Internet Software & Services 3.5%
CoStar Group, Inc.(a) Provides building-specific information to the United States commercial real estate industry and related industries	80,642	21,632,216
GoDaddy, Inc., Class A(a) Cloud-based web platform for small businesses, web design professionals and individuals	962,776	41,890,384
Nutanix, Inc., Class A(a),(b) Enterprise cloud platforms	859,096	19,235,159
Q2 Holdings, Inc.(a) Secure, cloud-based virtual banking solutions	483,131	20,122,406

4	Columbia Acorn® Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Quotient Technology, Inc.(a) Operates a promotion platform	1,586,947	24,835,721
SPS Commerce, Inc.(a) On-demand supply chain management solutions through an online hosted software suite	344,252	19,522,531
VeriSign, Inc.(a) Domain names and Internet security services	177,571	18,891,779
Total		166,130,196
IT Services 4.2%
Black Knight Financial Services, Inc., Class A(a) Itegrated technology, workflow automation, and data and analytics for the mortgage industry	533,233	22,955,681
Booz Allen Hamilton Holdings Corp. Technology consulting services to the U.S. government in the defense, intelligence, and civil markets	801,960	29,985,284
Broadridge Financial Solutions, Inc. Technology-based outsourcing solutions to the financial services industry	294,817	23,827,110
CoreLogic, Inc.(a) Consumer, financial and property information, analytics and services to business and government	469,343	21,693,033
Euronet Worldwide, Inc.(a) Electronic financial transaction solutions	248,730	23,577,117
Gartner, Inc.(a) Research and analysis on computer hardware, software, communications, and information technology	439,622	54,693,373
WNS Holdings Ltd., ADR(a) Business process outsourcing services	655,500	23,925,750
Total		200,657,348
Semiconductors & Semiconductor Equipment 3.2%
Advanced Energy Industries, Inc.(a) Engineered precision power conversion, measurement and control solutions	587,834	47,473,474
Inphi Corp.(a) Analog semiconductor solutions	10,551	418,769
Monolithic Power Systems, Inc. Power management solutions	437,344	46,599,003
Semtech Corp.(a) Analog and mixed-signal semiconductors	621,391	23,333,232
Teradyne, Inc. Semiconductor test products and services	950,000	35,425,500
Total		153,249,978
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 6.7%
ANSYS, Inc.(a) Software solutions for design analysis and optimization	462,531	56,766,430
Blackline, Inc.(a) Develops and markets enterprise software	798,443	27,242,875
Cadence Design Systems, Inc.(a) Software technology, design and consulting services and technology	1,138,503	44,936,713
CyberArk Software Ltd.(a) IT security solutions	423,051	17,345,091
Guidewire Software, Inc.(a) Enterprise software for the property and casualty insurance industry	261,882	20,390,133
Manhattan Associates, Inc.(a) Information technology solutions for distribution centers	749,595	31,160,664
Qualys, Inc.(a) Information technology security risk and compliance management solutions	1,252,451	64,876,962
Synopsys, Inc.(a) Electronic design automation solutions	375,590	30,246,263
Ultimate Software Group, Inc. (The)(a) Software solutions	116,765	22,138,644
Total		315,103,775
Total Information Technology		1,041,736,941
Materials 1.0%
Chemicals 1.0%
Celanese Corp., Class A Global integrated producer of chemicals and advanced materials	439,263	45,801,953
Total Materials		45,801,953
Real Estate 3.8%
Equity Real Estate Investment Trusts (REITS) 3.3%
CoreCivic, Inc. Detention and corrections services	1,650,790	44,191,648
Education Realty Trust, Inc. Self-managed and self-advised real estate investment trust	593,891	21,338,504
Equity Commonwealth(a) Real estate investment trust	637,631	19,383,982
Equity LifeStyle Properties, Inc. Acquires properties such as camping grounds and seasonal resort communities	237,386	20,196,801

Columbia Acorn® Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Lamar Advertising Co., Class A Outdoor advertising structures	520,542	35,672,743
SBA Communications Corp.(a) Wireless communications infrastructure	119,097	17,155,923
Total		157,939,601
Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc. Real estate and investment management services	177,062	21,867,157
Total Real Estate		179,806,758
Telecommunication Services 1.2%
Diversified Telecommunication Services 0.4%
Zayo Group Holdings, Inc.(a) Global provider of bandwidth infrastructure services	602,719	20,745,588
Wireless Telecommunication Services 0.8%
Boingo Wireless, Inc.(a) Mobile internet services	1,702,140	36,374,732
Total Telecommunication Services		57,120,320
Total Common Stocks (Cost: $3,295,893,360)		4,620,214,909

Limited Partnerships 0.4%

Consumer Discretionary 0.4%
Hotels, Restaurants & Leisure 0.4%
Cedar Fair LP Owns and operates amusement parks	328,546	21,066,370
Total Consumer Discretionary		21,066,370
Total Limited Partnerships (Cost: $21,857,117)		21,066,370

Securities Lending Collateral 0.6%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 0.920%(c),(d)	27,705,225	27,705,225
Total Securities Lending Collateral (Cost: $27,705,225)		27,705,225

Money Market Funds 2.0%

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.920%(c)	92,489,444	92,489,444
Total Money Market Funds (Cost: $92,489,444)		92,489,444
Total Investments (Cost $3,437,945,146)		4,761,475,948 (e)
Obligation to Return Collateral for Securities Loaned		(27,705,225)
Other Assets & Liabilities, Net		(6,838,989)
Net Assets		$4,726,931,734

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at September 30, 2017. The total market value of securities on loan at September 30, 2017 was $27,237,073.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(d)	Investment made with cash collateral received from securities lending activity.
6	Columbia Acorn® Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended September 30, 2017, are as follows. At September 30, 2017, the Fund had no outstanding affiliated investments.

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Value ($)	Net change in unrealized appreciation (depreciation) ($)	Dividend — affiliated issuers ($)	Realized Gain (Loss)
Boingo Wireless, Inc. [1]	2,180,974	84,481	(563,315)	1,702,140	36,374,732	13,870,411	—	3,030,030
Celldex Therapeutics, Inc. [1]	6,019,590	87,227	(3,243,582)	2,863,235	8,188,852	281,517	—	(5,653,863)
Endologix, Inc. [1]	4,661,700	59,584	(2,732,247)	1,989,037	8,871,105	2,777,148	—	(8,376,418)
Nutanix, Inc., Class A [1]	898,090	510,829	(549,823)	859,096	19,235,159	2,305,054	—	(3,550,538)
Total of Affiliated Transactions	13,760,354	742,121	(7,088,967)	7,413,508	72,669,848	19,234,130	—	(14,550,789)

[1]	At September 30, 2017, the Fund owned less than five percent of the company’s outstanding voting shares.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
Columbia Acorn® Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	836,870,118	—	—	836,870,118
Consumer Staples	64,103,127	—	—	64,103,127
Energy	68,079,234	—	—	68,079,234
Financials	441,153,199	—	—	441,153,199
Health Care	1,055,415,900	—	—	1,055,415,900
Industrials	830,127,359	—	—	830,127,359
Information Technology	1,041,736,941	—	—	1,041,736,941
Materials	45,801,953	—	—	45,801,953
Real Estate	179,806,758	—	—	179,806,758
Telecommunication Services	57,120,320	—	—	57,120,320
Total Common Stocks	4,620,214,909	—	—	4,620,214,909
Limited Partnerships
Consumer Discretionary	21,066,370	—	—	21,066,370
Total Limited Partnerships	21,066,370	—	—	21,066,370
Securities Lending Collateral	27,705,225	—	—	27,705,225
Money Market Funds	92,489,444	—	—	92,489,444
Total Investments	4,761,475,948	—	—	4,761,475,948
There were no transfers of financial assets between levels during the period.
8	Columbia Acorn® Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Acorn International®, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.8%
Issuer	Shares	Value ($)
Australia 1.5%
Amcor Ltd. International integrated packaging company	2,475,208	29,604,391
Domino’s Pizza Enterprises Ltd.(a) Pizza delivery stores	1,300,000	46,836,567
Total		76,440,958
Brazil 1.2%
Qualicorp SA Insurance and benefits packages	2,370,000	28,076,472
Raia Drogasil SA Chain of pharmaceutical stores	1,266,000	29,967,643
Total		58,044,115
Canada 5.6%
Boardwalk Real Estate Investment Trust(a) Real estate company	1,053,355	32,088,177
CAE, Inc. Training solutions based on simulation technology and integrated training services	2,499,934	43,737,575
CCL Industries, Inc. Manufacturing services and specialty packaging products for the non-durable consumer products market	2,711,220	131,198,929
ShawCor Ltd. Energy services company	1,082,367	23,950,433
Uni-Select, Inc. Wholesale distribution of automotive replacement parts, equipment, tools, and accessories	1,164,748	25,166,585
Vermilion Energy, Inc. Oil and natural gas	315,677	11,220,417
Winpak Ltd. Packaging materials and machines for the protection of perishables	165,962	6,828,683
Total		274,190,799
Cayman Islands 1.3%
Parade Technologies Ltd. Fabless semiconductor company	1,295,000	20,633,576
Silicon Motion Technology Corp., ADR(a) Semiconductor products	873,000	41,930,190
Total		62,563,766
Common Stocks (continued)
Issuer	Shares	Value ($)
China 4.5%
51job, Inc., ADR(b) Integrated human resource services	95,098	5,763,890
58.Com, Inc., ADR(b) Local life service platform	614,107	38,774,716
China Medical System Holdings Ltd. Pharmaceutical and medical products	25,777,000	45,141,877
New Oriental Education & Technology Group, Inc., ADR Educational services	876,864	77,392,016
Shenzhou International Group Holdings Ltd. Manufactures and processes textiles	3,618,000	28,373,760
TravelSky Technology Ltd., Class H IT solutions for China’s air travel and tourism industries	10,956,000	28,660,361
Total		224,106,620
Denmark 3.8%
Novozymes AS, Class B Enzymes for industrial use	1,453,477	74,587,003
SimCorp AS Global provider of highly specialised software for the investment management industry	932,367	56,937,878
William Demant Holding AS(b) Hearing aids, audiometers, tympanometers, diagnostic instruments, and wireless communication equipment	2,052,031	54,166,774
Total		185,691,655
France 1.4%
Elior Group SA Provides catering, cleaning, and facility management services	1,208,500	31,994,516
Ipsen SA Medical drugs for targeted disease areas	273,000	36,282,982
Total		68,277,498
Germany 8.4%
CTS Eventim AG & Co. KGaA Online ticket sales	570,000	24,879,121
Fielmann AG Prescription eyeglasses, specialty glasses, sunglasses, contact lenses, and optical supplies	655,000	56,752,552
MTU Aero Engines AG Develops and manufactures engines and offers commercial engine services and support	445,000	70,976,368
Rational AG Food preparation appliances/processors and kitchen accessories	74,335	51,150,092

Columbia Acorn International® | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Acorn International®, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Stroeer SE & Co. KGaA(a) Digital multi-channel media company	884,049	57,822,433
Wirecard AG(a) Internet payment and processing services	1,275,000	116,650,908
Zalando SE(b) Online sale of fashion accessories	714,116	35,786,192
Total		414,017,666
Hong Kong 0.5%
Value Partners Group Ltd. Independent, value oriented asset management group	28,101,000	25,497,725
India 2.7%
TVS Motor Co., Ltd. Motorcycles, mopeds and scooters	6,268,373	63,171,562
Zee Entertainment Enterprises Ltd. Hindi films, serials, game shows and children’s programs	8,937,681	71,275,367
Total		134,446,929
Indonesia 0.7%
PT Matahari Department Store Tbk Retail clothes, accessories, bags, shoes, cosmetics, household appliances, and management consulting services.	47,937,800	33,030,448
Ireland 0.7%
UDG Healthcare PLC Commercialisation solutions for health care companies	2,857,000	32,522,073
Italy 2.9%
Brembo SpA Braking systems and components	6,731,505	113,929,466
Industria Macchine Automatiche SpA Packaging machinery for the food, pharmaceuticals, and cosmetics industries	290,000	27,540,052
Total		141,469,518
Japan 22.3%
Aeon Credit Service Co., Ltd. Credit card company	1,900,000	39,747,653
Aeon Mall Co., Ltd. Large-scale shopping malls	3,622,500	64,485,469
Aica Kogyo Co., Ltd. Manufactures adhesives, melamine boards, and housing materials	764,100	25,687,951
Asahi Intecc Co., Ltd. Manufactures medical tools and stainless wire rope	551,700	28,778,433
Common Stocks (continued)
Issuer	Shares	Value ($)
Bandai Namco Holdings, Inc. Manufactures toys, stuffed animals, character goods, video games, commercial- and home-use game equipment and software	1,324,400	45,499,532
CyberAgent, Inc. Operates websites, internet advertising agency and creates PC and mobile contents	750,300	21,910,463
Disco Corp. Abrasive and precision industrial machinery for cutting and grinding purposes	214,600	43,736,621
FamilyMart UNY Holdings Co., Ltd. Chain of convenience stores	1,365,300	71,926,596
Glory Ltd. Vending machines, coin-operated lockers, money handling machines, and data processing terminals	1,032,900	36,615,727
Hikari Tsushin, Inc. Distribution network, telecommunication, office automation equipment, in-house products and individual insurance plans	513,800	64,457,615
Makita Corp. Electric power tools	608,500	24,559,502
Miura Co., Ltd. Industrial boilers and related equipment	960,400	21,151,576
MonotaRO Co., Ltd Machine tools, engine parts, and factory consumable goods	1,307,800	34,979,825
NGK Insulators Ltd. Electrical insulators, industrial ceramic products, environmental systems and electronic parts	1,375,200	25,766,267
NGK Spark Plug Co., Ltd. Spark plugs for automobiles, motorcycles, agricultural machinery, ships, and aircrafts	1,528,900	32,560,293
Nihon M&A Center, Inc. Provides M&A advisory services to small and medium-sized enterprises	520,200	25,457,144
Nissan Chemical Industries Ltd. Variety of chemical products	902,000	31,743,048
NOF Corp. Diversified chemical producer	1,215,000	34,381,034
Obic Co., Ltd. Computer system integration, office automation, consultation, and system support services	517,100	32,556,371
Omron Corp. Electronic components, equipment and systems used for factory automation	904,000	46,097,159
OSG Corp.(a) Manufactures machine tool equipment	1,128,300	25,692,948
Otsuka Corp. Computer information system and software	696,500	44,670,408

10	Columbia Acorn International® | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Acorn International®, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Persol Holdings Co., Ltd. Human resource solutions	1,600,000	37,280,414
Santen Pharmaceutical Co., Ltd. Ophthalmic medicine	1,902,000	30,009,612
Sekisui Chemical Co., Ltd. Unit residential houses in addition to parcels of land	3,671,500	72,334,430
Seven Bank Ltd. Banking services through Automated Teller Machine (ATM)	11,000,000	39,750,758
Sohgo Security Services Co., Ltd. Around the clock security services	787,400	36,144,100
Sony Financial Holdings, Inc. Financial holding company	1,870,000	30,685,873
Ushio, Inc. Lamps and optical equipment	2,245,100	29,964,320
Total		1,098,631,142
Malta 1.7%
Kindred Group PLC Online gambling services	7,374,685	84,839,345
Mexico 1.5%
Grupo Aeroportuario del Sureste SAB de CV, ADR Operates airports in Mexico	384,900	73,446,618
Netherlands 1.2%
Aalberts Industries NV Industrial services and flow control systems	1,183,797	57,231,418
New Zealand 0.5%
Auckland International Airport Ltd. Owns and operates the Auckland International Airport	5,805,568	27,029,686
Philippines 0.5%
Universal Robina Corp. Branded consumer foods	8,800,000	26,507,165
Singapore 1.6%
Mapletree Commercial Trust Singapore-focused real estate investment trust	32,720,300	36,665,455
Singapore Exchange Singapore’s Securities and derivatives exchange and clearing houses	7,714,200	42,089,976
Total		78,755,431
Common Stocks (continued)
Issuer	Shares	Value ($)
South Africa 1.1%
Clicks Group Ltd. Owns and operates chains of retail stores	2,212,748	25,828,128
Rand Merchant Investment Holdings Ltd. Investment holding company	9,400,384	28,793,938
Total		54,622,066
South Korea 3.2%
GS Retail Co., Ltd. Chain of retail stores	1,034,700	31,219,194
Korea Investment Holdings Co., Ltd. Financial holding company	621,000	33,313,825
Korea Zinc Co. Ltd. Non-ferrous metal smelting	114,000	49,393,814
Medy-Tox, Inc. Biopharmaceutical products using clostridium botulinum	104,800	45,416,002
Total		159,342,835
Spain 2.7%
Bolsas y Mercados Españoles SHMSF SA(a) Barcelona, Bilbao, Madrid, and Valencia Stock Exchanges	633,668	21,868,827
Merlin Properties Socimi SA Real estate investment trust	2,114,000	29,282,858
Prosegur Cia de Seguridad SA, Registered Shares Security and transportation services	5,000,000	37,407,147
Viscofan SA Artificial casings made of cellulose, collagen, and plastic for use in the meat industry	751,424	46,030,654
Total		134,589,486
Sweden 4.8%
Hexagon AB, Class B Design, measurement and visualisation technologies	2,548,121	126,297,001
NetEnt AB Computer gaming software	3,854,000	29,904,947
Sweco AB, Class B Consulting company specializing in engineering, environmental technology, and architecture	1,008,443	24,700,657
Trelleborg AB, Class B Manufactures and distributes industrial products	2,296,587	57,521,117
Total		238,423,722

Columbia Acorn International® | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Acorn International®, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 3.1%
Geberit AG Water supply pipes and fittings, installation systems, drainage and flushing systems	54,000	25,545,929
Partners Group Holding AG Global private markets asset management firm	185,000	125,517,633
Total		151,063,562
Taiwan 1.7%
Largan Precision Co., Ltd. Optical lens modules and optoelectronic components	267,000	47,102,843
Silergy Corp. High performance analog integrated circuits	1,595,000	36,624,352
Total		83,727,195
Thailand 1.2%
Home Product Center PCL, Foreign Registered Shares Building materials and home improvement products	90,670,700	33,226,073
Tisco Financial Group PCL Bank holding company	11,363,000	26,262,731
Total		59,488,804
United Kingdom 13.9%
Croda International PLC Chemicals and chemical products	691,401	35,141,269
Domino’s Pizza Group PLC Pizza delivery stores	7,032,000	29,229,760
DS Smith PLC Provides corrugated packaging services	10,405,000	68,723,537
Ferguson PLC Bathroom materials, heating and plumbing supplies, and industrial pipes, valves, and fittings	1,181,784	77,532,558
Halma PLC Products that detect hazards and protect assets and people in public and commercial buildings	5,294,688	79,462,641
JD Sports Fashion PLC Brand-name sports and leisure wear	5,023,000	25,206,909
LivaNova PLC(b) Medical technology focusing on neuromodulation, cardiac surgery and rhythm management	699,961	49,039,268
Micro Focus International PLC Enterprise application management solutions	1,389,454	44,442,777
Rentokil Initial PLC Fully integrated facilities management and essential support services	11,724,410	47,226,371
Rightmove PLC Website that lists properties across Britain	1,185,000	64,230,526
Common Stocks (continued)
Issuer	Shares	Value ($)
Shaftesbury PLC Real estate company	3,047,464	41,489,375
Spirax-Sarco Engineering PLC Consultation, service and products for the control and efficient management of steam and industrial fluids	802,262	59,395,440
WH Smith PLC Retails books, magazines, newspapers, and periodicals	2,401,564	65,037,685
Total		686,158,116
United States 0.6%
Ultragenyx Pharmaceutical, Inc.(b) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	590,087	31,428,034
Total Common Stocks (Cost: $3,145,447,112)		4,775,584,395

Preferred Stocks 0.7%
Issuer	Coupon Rate	Shares	Value ($)
Germany 0.7%
Sartorius AG Precision electronic equipment and components	—	360,000	34,413,157
Total Preferred Stocks (Cost: $35,652,950)			34,413,157

Securities Lending Collateral 1.7%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 0.920%(c),(d)	84,811,220	84,811,220
Total Securities Lending Collateral (Cost: $84,811,220)		84,811,220

12	Columbia Acorn International® | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Acorn International®, September 30, 2017 (Unaudited)
Money Market Funds 2.6%
	Shares	Value ($)
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.920%(c)	125,684,809	125,684,809
Total Money Market Funds (Cost: $125,684,809)		125,684,809
Total Investments (Cost: $3,391,596,091)		5,020,493,581
Obligation to Return Collateral for Securities Loaned		(84,811,220)
Other Assets & Liabilities, Net		(3,097,741)
Net Assets		$4,932,584,620
Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at September 30, 2017. The total market value of securities on loan at September 30, 2017 was $81,978,787.
(b)	Non-income producing security.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(d)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
Columbia Acorn International® | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Acorn International®, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	76,440,958	—	76,440,958
Brazil	58,044,115	—	—	58,044,115
Canada	274,190,799	—	—	274,190,799
Cayman Islands	41,930,190	20,633,576	—	62,563,766
China	121,930,622	102,175,998	—	224,106,620
Denmark	—	185,691,655	—	185,691,655
France	—	68,277,498	—	68,277,498
Germany	—	414,017,666	—	414,017,666
Hong Kong	—	25,497,725	—	25,497,725
India	—	134,446,929	—	134,446,929
Indonesia	—	33,030,448	—	33,030,448
Ireland	—	32,522,073	—	32,522,073
Italy	—	141,469,518	—	141,469,518
Japan	—	1,098,631,142	—	1,098,631,142
Malta	—	84,839,345	—	84,839,345
Mexico	73,446,618	—	—	73,446,618
Netherlands	—	57,231,418	—	57,231,418
New Zealand	—	27,029,686	—	27,029,686
Philippines	—	26,507,165	—	26,507,165
Singapore	—	78,755,431	—	78,755,431
South Africa	—	54,622,066	—	54,622,066
South Korea	—	159,342,835	—	159,342,835
Spain	—	134,589,486	—	134,589,486
Sweden	—	238,423,722	—	238,423,722
Switzerland	—	151,063,562	—	151,063,562
Taiwan	—	83,727,195	—	83,727,195
Thailand	—	59,488,804	—	59,488,804
United Kingdom	49,039,268	637,118,848	—	686,158,116
United States	31,428,034	—	—	31,428,034
Total Common Stocks	650,009,646	4,125,574,749	—	4,775,584,395
Preferred Stocks
Germany	—	34,413,157	—	34,413,157
Total Preferred Stocks	—	34,413,157	—	34,413,157
Securities Lending Collateral	84,811,220	—	—	84,811,220
Money Market Funds	125,684,809	—	—	125,684,809
Total Investments	860,505,675	4,159,987,906	—	5,020,493,581
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
There were no transfers of financial assets between levels during the period.
14	Columbia Acorn International® | Quarterly Report 2017

Portfolio of Investments
Columbia Acorn USA®, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.4%
Issuer	Shares	Value ($)
Consumer Discretionary 21.2%
Auto Components 5.4%
Cooper-Standard Holding, Inc.(a) Sealing, fuel and brake delivery, fluid transfer systems, anti-vibration systems components, subsystems, and modules	15,722	1,823,280
Dorman Products, Inc.(a) Automotive products and home hardware	70,052	5,017,124
LCI Industries Recreational vehicles and equipment	80,104	9,280,049
Tenneco, Inc. Emission control and ride control products and systems	30,312	1,839,029
Total		17,959,482
Distributors 0.5%
Pool Corp. Wholesale distributor of swimming pool supplies, equipment and leisure products	15,931	1,723,256
Diversified Consumer Services 2.1%
Adtalem Global Education, Inc. Higher education institutions	72,242	2,589,876
Bright Horizons Family Solutions, Inc.(a) Child care and early education services	30,934	2,666,820
Laureate Education, Inc., Class A(a) Provides educational services	122,821	1,787,045
Total		7,043,741
Hotels, Restaurants & Leisure 6.0%
Dave & Buster’s Entertainment, Inc.(a) Venues that combine dining and entertainment for adults and families	50,500	2,650,240
Extended Stay America, Inc. Hotels and motels	256,904	5,138,080
Papa John’s International, Inc. Pizza delivery and carry-out restaurants	53,897	3,938,254
Texas Roadhouse, Inc. Moderately priced, full service restaurant chain	119,335	5,864,122
Wingstop, Inc. Cooked-to-order chicken wings	75,523	2,511,140
Total		20,101,836
Household Durables 1.5%
Cavco Industries, Inc.(a) Designs and manufactures systems-built structures	19,017	2,805,958
iRobot Corp.(a) Manufactures robots for cleaning	27,159	2,092,873
Total		4,898,831
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 0.7%
Wayfair, Inc., Class A(a) Retails household goods online	31,774	2,141,568
Leisure Products 1.3%
Brunswick Corp. Consumer products serving the outdoor and indoor active recreation markets	78,090	4,370,697
Specialty Retail 3.7%
Camping World Holdings, Inc., Class A Recreational vehicles and accessories	145,843	5,941,644
Five Below, Inc.(a) Specialty value retailer	95,803	5,257,669
Monro, Inc. Automotive undercar repair and tire services	21,808	1,222,338
Total		12,421,651
Total Consumer Discretionary		70,661,062
Consumer Staples 1.8%
Beverages 0.6%
MGP Ingredients, Inc. Distillery ingredients and products	33,600	2,037,168
Food Products 0.5%
Hostess Brands, Inc.(a) Packaged baked sweet goods	118,000	1,611,880
Household Products 0.7%
WD-40 Co. Multi-purpose lubricant products and heavy-duty hand cleaners	21,853	2,445,351
Total Consumer Staples		6,094,399
Energy 1.7%
Energy Equipment & Services 1.2%
Core Laboratories NV(b) Reservoir description, production enhancement, and reservoir management services	21,105	2,083,064
Oceaneering International, Inc. Services and products for the offshore oil and gas industry	74,030	1,944,768
Total		4,027,832
Oil, Gas & Consumable Fuels 0.5%
PDC Energy, Inc.(a) Petroleum products	35,639	1,747,380
Total Energy		5,775,212

Columbia Acorn USA® | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia Acorn USA®, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 10.3%
Banks 5.5%
First Busey Corp. Multi-bank holding company	133,404	4,183,549
Great Southern Bancorp, Inc. Real estate, commercial real estate, commercial business, consumer, and construction loans	41,733	2,322,441
Lakeland Financial Corp. Bank holding company	78,974	3,847,613
LegacyTexas Financial Group, Inc. Bank holding company	85,168	3,399,907
Sandy Spring Bancorp, Inc. Holding company for Sandy Spring Bank	49,992	2,071,669
Trico Bancshares Holding company for Tri Counties Bank	63,445	2,585,384
Total		18,410,563
Capital Markets 2.8%
Hamilton Lane, Inc., Class A Private market investment solutions	105,203	2,824,701
Houlihan Lokey, Inc. Investment bank	83,005	3,247,986
OM Asset Management PLC Domestic and international equities, fixed income, and alternative investments	228,275	3,405,863
Total		9,478,550
Consumer Finance 1.2%
FirstCash, Inc. Owns and operates pawn stores	63,048	3,981,481
Thrifts & Mortgage Finance 0.8%
OceanFirst Financial Corp. New Jersey banks	96,331	2,648,139
Total Financials		34,518,733
Health Care 24.0%
Biotechnology 7.9%
Agios Pharmaceuticals, Inc.(a) Therapeutics in the field of cancer metabolism	80,196	5,353,083
Celldex Therapeutics, Inc.(a) Uses applications of immunology to prevent and treat diseases	622,833	1,781,302
Clovis Oncology, Inc.(a) Pre-commercial Biotech Company	33,150	2,731,560
Exact Sciences Corp.(a) Developing and commercializing a test for the early detection and prevention of colorectal cancer	66,107	3,114,962
Common Stocks (continued)
Issuer	Shares	Value ($)
Genomic Health, Inc.(a) Development and commercialization of genomic-based clinical diagnostic tests for cancer	63,717	2,044,679
Intercept Pharmaceuticals, Inc.(a),(b) biopharmaceutical products	27,238	1,580,893
Ligand Pharmaceuticals, Inc.(a) Drugs that regulate hormone activated intracellular receptors	28,869	3,930,514
Loxo Oncology, Inc.(a) Researches and develops cancer drugs	34,447	3,173,258
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	49,114	2,615,812
Total		26,326,063
Health Care Equipment & Supplies 7.4%
Anika Therapeutics, Inc.(a) Integrated orthopedic medicines company	47,543	2,757,494
Atrion Corp. Medical products and components	5,452	3,663,744
Haemonetics Corp.(a) Automated blood processing systems	71,538	3,209,910
iRhythm Technologies, Inc.(a) Medical instruments	101,676	5,274,951
LeMaitre Vascular, Inc. Medical devices for vascular surgeons and interventionists	56,800	2,125,456
Masimo Corp.(a) Medical signal processing and sensor technology for non-invasive monitoring of physiological parameters	42,447	3,674,212
Natus Medical, Inc.(a) Medical device company that develops, manufactures, and markets screening products	57,585	2,159,437
OraSure Technologies, Inc.(a) Medical devices and diagnostic products	87,601	1,971,023
Total		24,836,227
Health Care Providers & Services 4.5%
AMN Healthcare Services, Inc.(a) Temporary healthcare staffing	103,951	4,750,561
HealthEquity, Inc.(a) Technology-enabled services platforms for consumers to make healthcare saving and spending decisions	52,609	2,660,963
HealthSouth Corp. Inpatient rehabilitative healthcare services	128,422	5,952,360
Tivity Health, Inc.(a) Health fitness solutions	42,200	1,721,760
Total		15,085,644

16	Columbia Acorn USA® | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Acorn USA®, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 1.7%
Evolent Health, Inc., Class A(a) Purpose-built platform enables providers to migrate their payment models	130,690	2,326,282
Medidata Solutions, Inc.(a) Hosted clinical development solutions	40,324	3,147,691
Total		5,473,973
Life Sciences Tools & Services 2.5%
Bio-Techne Corp. Biotechnology products and clinical diagnostic controls	27,591	3,335,476
Cambrex Corp.(a) Products, services, and technologies for the Life Sciences and fine chemicals industry	90,453	4,974,915
Total		8,310,391
Total Health Care		80,032,298
Industrials 15.4%
Aerospace & Defense 0.6%
HEICO Corp., Class A Aerospace products and services	25,979	1,979,600
Commercial Services & Supplies 6.0%
Brink’s Co. (The) Provides security services globally	59,518	5,014,392
Copart, Inc.(a) Services to process and sell salvage vehicles through auctions	98,173	3,374,206
Deluxe Corp. Check printing and related business services	29,193	2,129,921
Healthcare Services Group, Inc. Housekeeping, laundry, linen, facility maintenance, and food services	48,120	2,597,036
Knoll, Inc. Branded office furniture products and textiles	90,633	1,812,660
Unifirst Corp. Workplace uniforms and protective clothing	33,155	5,022,982
Total		19,951,197
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 5.7%
Barnes Group, Inc. International industrial and aerospace manufacturer and service provider	85,856	6,047,697
ESCO Technologies, Inc. Engineered products and solutions	37,238	2,232,418
Nordson Corp. Systems that apply adhesives, sealants, and coatings to products during manufacturing	14,285	1,692,772
Oshkosh Corp. Fire and emergency apparatuses and specialty commercial, and military trucks	27,831	2,297,171
REV Group, Inc. Specialty vehicles and related aftermarket parts and services	80,602	2,318,114
Toro Co. (The) Turf equipment	74,274	4,609,444
Total		19,197,616
Professional Services 1.7%
ICF International, Inc.(a) Management, technology, policy consulting, and implementation services	58,951	3,180,406
Wageworks, Inc.(a) Tax-advantaged programs for consumer-directed health, commuter, and other employee spending account benefits	39,491	2,397,104
Total		5,577,510
Trading Companies & Distributors 1.4%
SiteOne Landscape Supply, Inc.(a) Landscape supplies	42,281	2,456,526
Watsco, Inc. Air conditioning, heating, and refrigeration equipment	13,524	2,178,311
Total		4,634,837
Total Industrials		51,340,760
Information Technology 21.2%
Electronic Equipment, Instruments & Components 0.6%
II-VI, Inc.(a) Optical and optoelectronic devices	49,000	2,016,350

Columbia Acorn USA® | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Columbia Acorn USA®, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services 7.7%
Alteryx, Inc., Class A(a) Data storage, retrieval, management, reporting, and analytics solutions	166,887	3,399,488
Apptio, Inc., Class A(a) Cloud-based business management solutions	111,380	2,057,189
j2 Global, Inc. Cloud-based communications and storage messaging services	39,193	2,895,579
LogMeIn, Inc. Remote connectivity services	27,158	2,988,738
Mimecast Ltd.(a) Cloud security and risk management services for corporate information and email	127,335	3,618,861
MINDBODY, Inc., Class A(a) Business management software	134,658	3,480,909
Nutanix, Inc., Class A(a) Enterprise cloud platforms	84,951	1,902,053
Q2 Holdings, Inc.(a) Secure, cloud-based virtual banking solutions	83,593	3,481,648
SPS Commerce, Inc.(a) On-demand supply chain management solutions through an online hosted software suite	32,517	1,844,039
Total		25,668,504
IT Services 3.9%
CoreLogic, Inc.(a) Consumer, financial and property information, analytics and services to business and government	34,536	1,596,254
Euronet Worldwide, Inc.(a) Electronic financial transaction solutions	40,035	3,794,917
MAXIMUS, Inc. Program management and consulting services to state and local governments	52,512	3,387,024
WNS Holdings Ltd., ADR(a) Business process outsourcing services	121,272	4,426,428
Total		13,204,623
Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc.(a) Engineered precision power conversion, measurement and control solutions	1,179	95,216
Ambarella, Inc.(a) High definition video compression and image processing semiconductors	52,797	2,587,581
Cabot Microelectronics Corp. slurries used in chemical mechanical planarization	27,200	2,174,096
Inphi Corp.(a) Analog semiconductor solutions	746	29,609
Common Stocks (continued)
Issuer	Shares	Value ($)
Monolithic Power Systems, Inc. Power management solutions	41,868	4,461,035
Semtech Corp.(a) Analog and mixed-signal semiconductors	45,239	1,698,725
Total		11,046,262
Software 5.7%
Aspen Technology, Inc.(a) Process optimization software, products and services	67,904	4,265,050
Blackline, Inc.(a) Develops and markets enterprise software	76,660	2,615,639
CyberArk Software Ltd.(a) IT security solutions	42,221	1,731,061
Guidewire Software, Inc.(a) Enterprise software for the property and casualty insurance industry	29,031	2,260,354
Manhattan Associates, Inc.(a) Information technology solutions for distribution centers	39,715	1,650,953
Qualys, Inc.(a) Information technology security risk and compliance management solutions	124,119	6,429,364
Total		18,952,421
Total Information Technology		70,888,160
Materials 1.1%
Chemicals 1.1%
Orion Engineered Carbons SA Global supplier of Carbon Black	75,500	1,694,975
Scotts Miracle-Gro Co. (The), Class A Lawn and garden products	19,665	1,914,191
Total		3,609,166
Total Materials		3,609,166
Real Estate 1.7%
Equity Real Estate Investment Trusts (REITS) 1.2%
CoreCivic, Inc. Detention and corrections services	81,390	2,178,810
UMH Properties, Inc. Real estate investment trust	123,629	1,922,431
Total		4,101,241

18	Columbia Acorn USA® | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Acorn USA®, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.5%
Colliers International Group, Inc. Commercial real estate, residential property management and property services	28,796	1,431,161
Total Real Estate		5,532,402
Total Common Stocks (Cost: $244,029,136)		328,452,192

Securities Lending Collateral 0.3%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 0.920%(c),(d)	1,225,600	1,225,600
Total Securities Lending Collateral (Cost: $1,225,600)		1,225,600

Money Market Funds 1.1%
	Shares	Value ($)
JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.820%(c)	3,564,895	3,564,895
Total Money Market Funds (Cost: $3,564,895)		3,564,895
Total Investments (Cost $248,819,631)		333,242,687
Obligation to Return Collateral for Securities Loaned		(1,225,600)
Other Assets & Liabilities, Net		1,822,648
Net Assets		$333,839,735

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at September 30, 2017. The total market value of securities on loan at September 30, 2017 was $1,206,340.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(d)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
Columbia Acorn USA® | Quarterly Report 2017	19

Portfolio of Investments   (continued)
Columbia Acorn USA®, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	70,661,062	—	—	70,661,062
Consumer Staples	6,094,399	—	—	6,094,399
Energy	5,775,212	—	—	5,775,212
Financials	34,518,733	—	—	34,518,733
Health Care	80,032,298	—	—	80,032,298
Industrials	51,340,760	—	—	51,340,760
Information Technology	70,888,160	—	—	70,888,160
Materials	3,609,166	—	—	3,609,166
Real Estate	5,532,402	—	—	5,532,402
Total Common Stocks	328,452,192	—	—	328,452,192
Securities Lending Collateral	1,225,600	—	—	1,225,600
Money Market Funds	3,564,895	—	—	3,564,895
Total Investments	333,242,687	—	—	333,242,687
There were no transfers of financial assets between levels during the period.
20	Columbia Acorn USA® | Quarterly Report 2017

Portfolio of Investments
Columbia Acorn International SelectSM, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 94.7%
Issuer	Shares	Value ($)
Australia 3.9%
Amcor Ltd. International integrated packaging company	193,000	2,308,350
Domino’s Pizza Enterprises Ltd.(a) Pizza delivery stores	70,000	2,521,969
Total		4,830,319
Canada 4.8%
CCL Industries, Inc. Manufacturing services and specialty packaging products for the non-durable consumer products market	121,000	5,855,324
China 3.3%
NetEase, Inc., ADR Internet technology company that develops applications, services and Internet technologies	15,600	4,115,436
Denmark 3.8%
Novozymes AS, Class B Enzymes for industrial use	89,955	4,616,154
France 3.7%
Ipsen SA Medical drugs for targeted disease areas	9,000	1,196,142
Legrand SA Products and systems for electrical installations and information networks	46,000	3,320,762
Total		4,516,904
Germany 9.5%
MTU Aero Engines AG Develops and manufactures engines and offers commercial engine services and support	33,500	5,343,165
Wirecard AG Internet payment and processing services	69,460	6,354,958
Total		11,698,123
India 2.9%
Zee Entertainment Enterprises Ltd. Hindi films, serials, game shows and children’s programs	452,000	3,604,567
Ireland 1.8%
Ryanair Holdings PLC(b) Low fare passenger airline services	115,000	2,218,191
Japan 22.9%
Aeon Mall Co., Ltd. Large-scale shopping malls	178,600	3,179,325
FamilyMart UNY Holdings Co., Ltd. Chain of convenience stores	66,000	3,477,005
Common Stocks (continued)
Issuer	Shares	Value ($)
Hoya Corp. Electro-optics products	83,000	4,488,544
Omron Corp. Electronic components, equipment and systems used for factory automation	50,000	2,549,622
Recruit Holdings Co., Ltd. Information providing services in human resource, housing, bridal, travel, restaurants, beauty, automobiles, and education and more	127,200	2,754,322
Santen Pharmaceutical Co., Ltd. Ophthalmic medicine	203,200	3,206,074
Sekisui Chemical Co., Ltd. Unit residential houses in addition to parcels of land	129,000	2,541,507
Seven & I Holdings Co., Ltd. Convenience stores, supermarkets, and department stores	58,500	2,260,116
Sony Financial Holdings, Inc. Financial holding company	224,500	3,683,946
Total		28,140,461
Mexico 2.2%
Grupo Aeroportuario del Sureste SAB de CV, ADR(a) Operates airports in Mexico	14,000	2,671,480
South Africa 4.2%
Naspers Ltd., Class N Electronic and print media industries	24,000	5,176,253
South Korea 2.1%
Korea Zinc Co. Ltd. Non-ferrous metal smelting	5,900	2,556,347
Sweden 4.8%
Hexagon AB, Class B Design, measurement and visualisation technologies	120,000	5,947,771
Switzerland 8.3%
Geberit AG Water supply pipes and fittings, installation systems, drainage and flushing systems	8,540	4,040,041
Partners Group Holding AG Global private markets asset management firm	9,060	6,146,972
Total		10,187,013
Taiwan 3.4%
Largan Precision Co., Ltd. Optical lens modules and optoelectronic components	24,000	4,233,963

Columbia Acorn International SelectSM | Quarterly Report 2017	21

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 13.1%
Ferguson PLC Bathroom materials, heating and plumbing supplies, and industrial pipes, valves, and fittings	50,000	3,280,319
Halma PLC Products that detect hazards and protect assets and people in public and commercial buildings	176,286	2,645,699
Micro Focus International PLC Enterprise application management solutions	62,988	2,014,721
Rightmove PLC Website that lists properties across Britain	43,800	2,374,090
Spirax-Sarco Engineering PLC Consultation, service and products for the control and efficient management of steam and industrial fluids	28,000	2,072,979
WH Smith PLC Retails books, magazines, newspapers, and periodicals	136,930	3,708,254
Total		16,096,062
Total Common Stocks (Cost: $77,525,850)		116,464,368

Preferred Stocks 1.9%
Issuer	Coupon Rate	Shares	Value ($)
Germany 1.9%
Sartorius AG Precision electronic equipment and components	—	25,000	2,389,803
Total Preferred Stocks (Cost: $2,475,898)			2,389,803
Securities Lending Collateral 2.3%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 0.920%(c),(d)	2,797,200	2,797,200
Total Securities Lending Collateral (Cost: $2,797,200)		2,797,200

Money Market Funds 3.2%

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.920%(c)	3,985,853	3,985,853
Total Money Market Funds (Cost: $3,985,853)		3,985,853
Total Investments (Cost: $86,784,801)		125,637,224
Obligation to Return Collateral for Securities Loaned		(2,797,200)
Other Assets & Liabilities, Net		207,495
Net Assets		$123,047,519

Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at September 30, 2017. The total market value of securities on loan at September 30, 2017 was $2,686,193.
(b)	Non-income producing security.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(d)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
22	Columbia Acorn International SelectSM | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
•	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	4,830,319	—	4,830,319
Canada	5,855,324	—	—	5,855,324
China	4,115,436	—	—	4,115,436
Denmark	—	4,616,154	—	4,616,154
France	—	4,516,904	—	4,516,904
Germany	—	11,698,123	—	11,698,123
India	—	3,604,567	—	3,604,567
Ireland	—	2,218,191	—	2,218,191
Japan	—	28,140,461	—	28,140,461
Mexico	2,671,480	—	—	2,671,480
South Africa	—	5,176,253	—	5,176,253
South Korea	—	2,556,347	—	2,556,347
Sweden	—	5,947,771	—	5,947,771
Switzerland	—	10,187,013	—	10,187,013
Taiwan	—	4,233,963	—	4,233,963
United Kingdom	—	16,096,062	—	16,096,062
Total Common Stocks	12,642,240	103,822,128	—	116,464,368
Preferred Stocks
Germany	—	2,389,803	—	2,389,803
Total Preferred Stocks	—	2,389,803	—	2,389,803
Securities Lending Collateral	2,797,200	—	—	2,797,200
Money Market Funds	3,985,853	—	—	3,985,853
Total Investments	19,425,293	106,211,931	—	125,637,224
Columbia Acorn International SelectSM | Quarterly Report 2017	23

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
There were no transfers of financial assets between levels during the period.
24	Columbia Acorn International SelectSM | Quarterly Report 2017

Portfolio of Investments
Columbia Acorn SelectSM, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.2%
Issuer	Shares	Value ($)
Consumer Discretionary 19.8%
Auto Components 5.0%
LCI Industries Recreational vehicles and equipment	132,566	15,357,771
Distributors 4.1%
LKQ Corp.(a) Automotive products and services	351,942	12,666,393
Hotels, Restaurants & Leisure 8.0%
Papa John’s International, Inc. Pizza delivery and carry-out restaurants	128,246	9,370,935
Vail Resorts, Inc. Operates resorts globally	67,242	15,339,245
Total		24,710,180
Media 2.7%
Liberty Global PLC, Class A(a) Broadband, distribution, and content companies	250,140	8,482,247
Total Consumer Discretionary		61,216,591
Financials 13.5%
Banks 4.8%
SVB Financial Group(a) Holding company for Silicon Valley Bank	78,119	14,615,284
Capital Markets 6.0%
Eaton Vance Corp. Creates, markets, and manages mutual funds	230,547	11,382,105
Lazard Ltd., Class A Corporate Advisory & Asset Management	159,877	7,229,638
Total		18,611,743
Consumer Finance 2.7%
FirstCash, Inc. Owns and operates pawn stores	131,448	8,300,941
Total Financials		41,527,968
Health Care 18.2%
Biotechnology 0.6%
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	34,290	1,826,286
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 12.5%
Align Technology, Inc.(a) Designs, manufactures, and markets the Invisalign System	89,803	16,727,605
LivaNova PLC(a) Medical technology focusing on neuromodulation, cardiac surgery and rhythm management	153,142	10,729,128
Natus Medical, Inc.(a) Medical device company that develops, manufactures, and markets screening products	303,132	11,367,450
Total		38,824,183
Health Care Providers & Services 5.1%
HealthSouth Corp. Inpatient rehabilitative healthcare services	337,823	15,658,096
Total Health Care		56,308,565
Industrials 25.9%
Machinery 18.0%
Middleby Corp. (The)(a) Equipment for use in cooking and preparing food	105,163	13,478,742
Nordson Corp. Systems that apply adhesives, sealants, and coatings to products during manufacturing	54,714	6,483,609
Oshkosh Corp. Fire and emergency apparatuses and specialty commercial, and military trucks	169,942	14,027,012
Snap-On, Inc. Tool and equipment solutions	84,463	12,585,831
Wabtec Corp.(b) Technology products and services for the rail industry	120,109	9,098,257
Total		55,673,451
Road & Rail 7.9%
AMERCO Rental of trucks, trailers, and self storage space, as well as property and casualty and life insurance products	30,690	11,505,681
JB Hunt Transport Services, Inc. Logistics services	116,635	12,955,816
Total		24,461,497
Total Industrials		80,134,948

Columbia Acorn SelectSM | Quarterly Report 2017	25

Portfolio of Investments   (continued)
Columbia Acorn SelectSM, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 14.6%
Internet Software & Services 11.4%
GoDaddy, Inc., Class A(a) Cloud-based web platform for small businesses, web design professionals and individuals	307,794	13,392,117
SPS Commerce, Inc.(a) On-demand supply chain management solutions through an online hosted software suite	157,214	8,915,606
VeriSign, Inc.(a) Domain names and Internet security services	120,009	12,767,758
Total		35,075,481
Software 3.2%
ANSYS, Inc.(a) Software solutions for design analysis and optimization	80,999	9,941,007
Total Information Technology		45,016,488
Materials 3.3%
Chemicals 3.3%
Celanese Corp., Class A Global integrated producer of chemicals and advanced materials	98,799	10,301,772
Total Materials		10,301,772
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.9%
Education Realty Trust, Inc. Self-managed and self-advised real estate investment trust	244,432	8,782,442
Total Real Estate		8,782,442
Total Common Stocks (Cost: $229,277,159)		303,288,774

Securities Lending Collateral 2.2%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 0.920%(c),(d)	6,975,000	6,975,000
Total Securities Lending Collateral (Cost: $6,975,000)		6,975,000

Money Market Funds 2.0%

JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.820%(c)	6,154,412	6,154,412
Total Money Market Funds (Cost: $6,154,412)		6,154,412
Total Investments (Cost $242,406,571)		316,418,186
Obligation to Return Collateral for Securities Loaned		(6,975,000)
Other Assets & Liabilities, Net		(490,351)
Net Assets		$308,952,835

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at September 30, 2017. The total market value of securities on loan at September 30, 2017 was $6,817,500.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(d)	Investment made with cash collateral received from securities lending activity.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
26	Columbia Acorn SelectSM | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Acorn SelectSM, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
•	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	61,216,591	—	—	61,216,591
Financials	41,527,968	—	—	41,527,968
Health Care	56,308,565	—	—	56,308,565
Industrials	80,134,948	—	—	80,134,948
Information Technology	45,016,488	—	—	45,016,488
Materials	10,301,772	—	—	10,301,772
Real Estate	8,782,442	—	—	8,782,442
Total Common Stocks	303,288,774	—	—	303,288,774
Securities Lending Collateral	6,975,000	—	—	6,975,000
Money Market Funds	6,154,412	—	—	6,154,412
Total Investments	316,418,186	—	—	316,418,186
There were no transfers of financial assets between levels during the period.
Columbia Acorn SelectSM | Quarterly Report 2017	27

Portfolio of Investments
Columbia Thermostat FundSM, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds 15.0%
Issuer	Shares	Value ($)
Dividend Income 3.0%
Columbia Dividend Income Fund, Class Y Shares(a)	1,276,057	27,601,111
Total Dividend Income		27,601,111
International Small Mid Cap 3.0%
Columbia Acorn International, Class Y Shares(a)	589,022	27,631,040
Total International Small Mid Cap		27,631,040
U.S. Large Cap 6.0%
Columbia Contrarian Core Fund, Class Y Shares(a)	524,255	13,845,583
Columbia Large Cap Enhanced Core Fund, Class Y Shares(a)	552,402	13,843,195
Columbia Select Large Cap Equity Fund, Class Y Shares(a)	983,457	13,866,738
Columbia Select Large Cap Growth Fund, Class Y Shares(a),(b)	792,551	13,552,615
Total U.S. Large Cap		55,108,131
U.S. Mid Cap 1.5%
Columbia Acorn Select, Class Y Shares(a),(b)	830,185	13,888,997
Total U.S. Mid Cap		13,888,997
U.S. Small Mid Cap 1.5%
Columbia Acorn Fund, Class Y Shares(a),(b)	753,891	13,841,431
Total U.S. Small Mid Cap		13,841,431
Total Equity Funds (Cost: $104,971,791)		138,070,710

Fixed-Income Funds 84.8%
Issuer	Shares	Value ($)
High Yield 8.5%
Columbia Income Opportunities Fund, Class Y Shares(a)	7,777,975	78,246,431
Total High Yield		78,246,431
Investment Grade 76.3%
Columbia Short Term Bond Fund, Class Y Shares(a)	31,305,226	311,800,052
Columbia Total Return Bond Fund, Class Y Shares(a)	17,188,685	156,245,143
Columbia U.S. Government Mortgage Fund, Class Y Shares(a)	28,775,721	156,252,168
Columbia U.S. Treasury Index Fund, Class Y Shares(a)	6,986,802	77,902,837
Total Investment Grades		702,200,200
Total Fixed-Income Funds (Cost: $773,723,596)		780,446,631

Money Market Funds 0.2%
	Shares	Value ($)
JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.820%(c)	1,740,623	1,740,623
Total Money Market Funds (Cost: $1,740,623)		1,740,623
Total Investments (Cost $880,436,010)		920,257,964
Other Assets & Liabilities, Net		(87,952)
Net Assets		$920,170,012

28	Columbia Thermostat FundSM | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended September 30, 2017, are as follows. The aggregate cost and value of these companies at September 30, 2017, was $878,695,387 and $918,517,341, respectively. Investments in affiliated companies represented 99.82% of the Fund’s total net assets at September 30, 2017.

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Value ($)	Net change in unrealized appreciation (depreciation) ($)	Dividend — affiliated issuers ($)	Capital gain distributions ($)	Realized gain (loss) ($)
Columbia Acorn Fund, Class I Shares	704,294	—	(704,294) [1]	—	—	—	—	—	(25,299)
Columbia Acorn Fund, Class Y Shares	—	1,502,308 [1]	(748,417)	753,891	13,841,431	1,524,427	—	784,027	21,298
Columbia Acorn International, Class I Shares	587,054	—	(587,054) [1]	—	—	—	—	—	393,821
Columbia Acorn International, Class Y Shares	—	1,191,830 [1]	(602,808)	589,022	27,631,040	4,252,548	416,869	—	1,428,233
Columbia Acorn Select Fund, Class Y Shares	—	1,651,131 [1]	(820,946)	830,185	13,888,997	941,335	—	1,733,798	(427,574)
Columbia Acorn Select, Class I Shares	738,151	—	(738,151) [1]	—	—	—	—	—	94,331
Columbia Contrarian Core Fund, Class Y Shares	—	1,041,157 [1]	(516,902)	524,255	13,845,583	504,223	—	—	2,117,654
Columbia Contrarian Core Fund, Class I Shares	966,230	—	(966,230) [1]	—	—	—	—	—	428,650
Columbia Dividend Income Fund, Class I Shares	1,141,969	5,458	(1,147,427) [1]	—	—	—	109,213	—	347,840
Columbia Dividend Income Fund, Class Y Shares	—	2,496,485 [1]	(1,220,428)	1,276,057	27,601,111	2,214,848	315,875	—	863,106
Columbia Income Opportunities Fund, Class I Shares	10,148,993	79,762	(10,228,755) [1]	—	—	—	1,094,167	—	125,579
Columbia Income Opportunities Fund, Class Y Shares	—	10,643,978 [1]	(2,866,003)	7,777,975	78,246,431	1,291,037	2,013,283	—	981,606
Columbia Large Cap Enhanced Core Fund, Class I Shares	483,277	—	(483,277) [1]	—	—	—	—	—	295,597
Columbia Large Cap Enhanced Core Fund, Class Y Shares	—	1,086,182 [1]	(533,780)	552,402	13,843,195	894,052	41,380	710,252	320,061
Columbia Select Large Cap Equity Fund, Class Y Shares	—	1,902,948 [1]	(919,491)	983,457	13,866,738	796,600	24,327	164,761	437,364
Columbia Select Large Cap Growth Fund, Class I Shares	788,763	—	(788,763) [1]	—	—	—	—	—	285,040
Columbia Select Large Cap Growth Fund, Class Y Shares	—	1,588,661 [1]	(796,110)	792,551	13,552,615	1,719,696	—	1,229,299	427,920
Columbia Short Term Bond Fund, Class I Shares	39,832,272	90,204	(39,922,476) [1]	—	—	—	1,260,302	—	(44,802)
Columbia Short Term Bond Fund, Class Y Shares	—	41,461,353 [1]	(10,156,127)	31,305,226	311,800,052	311,777	2,719,666	—	(100,028)
Columbia Total Return Bond Fund, Class I Shares	22,201,461	102,335	(22,303,796) [1]	—	—	—	1,254,651	—	(228,265)
Columbia Total Return Bond Fund, Class Y Shares	—	23,060,056 [1]	(5,871,371)	17,188,685	156,245,143	2,981,191	2,410,862	—	(185,549)
Columbia Thermostat FundSM | Quarterly Report 2017	29

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Value ($)	Net change in unrealized appreciation (depreciation) ($)	Dividend — affiliated issuers ($)	Capital gain distributions ($)	Realized gain (loss) ($)
Columbia U.S. Government Mortgage Fund, Class I Shares	36,866,439	145,269	(37,011,708) [1]	—	—	—	1,096,479	—	(294,353)
Columbia U.S. Government Mortgage Fund, Class Y Shares	—	38,448,069 [1]	(9,672,348)	28,775,721	156,252,168	2,475,851	2,362,617	—	(141,384)
Columbia U.S. Treasury Index Fund, Class I Shares	9,050,066	21,032	(9,071,098) [1]	—	—	—	324,653	—	(216,893)
Columbia U.S. Treasury Index Fund, Class Y Shares	—	9,329,246 [1]	(2,342,444)	6,986,802	77,902,837	2,482,972	633,297	—	(550,563)
Total of Affiliated Transactions	123,508,969	135,847,464	(161,020,204)	98,336,229	918,517,341	22,390,557	16,077,641	4,622,137	6,353,390

1	Includes the effect of underlying share class exchange.

(b)	Non-income producing security.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2017.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include mutual funds whose net asset values are published each day.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
30	Columbia Thermostat FundSM | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Equity Funds	138,070,710	—	—	138,070,710
Fixed-Income Funds	780,446,631	—	—	780,446,631
Money Market Funds	1,740,623	—	—	1,740,623
Total Investments	920,257,964	—	—	920,257,964
There were no transfers of financial assets between levels during the period.
Columbia Thermostat FundSM | Quarterly Report 2017	31

Portfolio of Investments
Columbia Acorn Emerging Markets FundSM, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.2%
Issuer	Shares	Value ($)
Brazil 5.3%
Odontoprev SA Dental benefits company	577,000	2,787,396
Raia Drogasil SA Chain of pharmaceutical stores	109,000	2,580,152
Total		5,367,548
Cambodia 2.4%
NagaCorp Ltd. Leisure and tourism company	4,056,000	2,466,621
Cayman Islands 7.9%
China Lodging Group Ltd.(a) Chain of hotels	14,000	1,663,480
Netshoes Cayman Ltd.(a) Online sports goods and apparel	78,358	1,030,408
Parade Technologies Ltd. Fabless semiconductor company	118,000	1,880,125
RYB Education, Inc., ADR(a) Operates kindergarten and pre-schools	33,050	941,925
Silicon Motion Technology Corp., ADR(b) Semiconductor products	48,399	2,324,604
Xiabuxiabu Catering Management China Holdings Co., Ltd. Chain of restaurants in China	199,000	240,738
Total		8,081,280
China 11.9%
51job, Inc., ADR(a) Integrated human resource services	41,912	2,540,286
58.Com, Inc., ADR(a) Local life service platform	33,893	2,140,004
China Medical System Holdings Ltd. Pharmaceutical and medical products	808,000	1,415,007
New Oriental Education & Technology Group, Inc., ADR Educational services	44,000	3,883,440
TravelSky Technology Ltd., Class H IT solutions for China’s air travel and tourism industries	836,000	2,186,935
Total		12,165,672
Finland 0.2%
Tikkurila OYJ Manufactures paint	9,713	176,904
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 4.4%
Value Partners Group Ltd. Independent, value oriented asset management group	1,807,000	1,639,599
Vitasoy International Holdings Ltd. Food and beverages	1,261,000	2,812,997
Total		4,452,596
India 13.8%
Amara Raja Batteries Ltd. Industrial and automotive batteries	162,667	1,767,787
Care Ratings Ltd. Credit rating services	171,000	3,571,263
GRUH Finance Ltd. Provides a range of home loans as well as insurance products	428,074	3,226,278
TVS Motor Co., Ltd. Motorcycles, mopeds and scooters	253,523	2,554,960
Zee Entertainment Enterprises Ltd. Hindi films, serials, game shows and children’s programs	372,472	2,970,354
Total		14,090,642
Indonesia 6.8%
PT Link Net Tbk High-speed internet connection through fiber optic lines	5,000,000	1,921,078
PT Matahari Department Store Tbk Retail clothes, accessories, bags, shoes, cosmetics, household appliances, and management consulting services.	1,900,000	1,309,152
PT Media Nusantara Citra Tbk Integrated media company in Southeast Asia	14,000,000	1,372,039
PT Tower Bersama Infrastructure Tbk Telecommunication infrastructure services to Indonesian wireless carriers	4,642,000	2,266,824
Total		6,869,093
Mexico 5.6%
Grupo Aeroportuario del Centro Norte SAB de CV Operates international airports in the northern and central regions of Mexico	223,000	1,233,541
Grupo Aeroportuario del Sureste SAB de CV, ADR Operates airports in Mexico	7,000	1,335,740
Qualitas Controladora SAB de CV Insurance holding company	1,908,000	3,134,946
Total		5,704,227

32	Columbia Acorn Emerging Markets FundSM | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Acorn Emerging Markets FundSM, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Philippines 2.2%
D&L Industries, Inc. Customized raw materials	5,150,000	1,023,927
Melco Resorts And Entertainment Philippines Corp.(a) Owns and operates casinos	1,291,400	193,013
Puregold Price Club, Inc. Wholesale and retail stores, including supermarkets	995,000	1,021,452
Total		2,238,392
Russian Federation 1.5%
X5 Retail Group NV GDR, Registered Shares(a) Food retailer company	33,000	1,481,370
South Africa 5.6%
AECI Ltd. Commercial explosives, synthetic fibers, industry chemicals and fertilizers	129,200	967,658
Clicks Group Ltd. Owns and operates chains of retail stores	93,687	1,093,554
Famous Brands Ltd.(a) Food and beverage company	192,936	1,667,326
Rand Merchant Investment Holdings Ltd. Investment holding company	654,511	2,004,807
Total		5,733,345
South Korea 13.1%
GS Retail Co., Ltd. Chain of retail stores	43,100	1,300,423
Koh Young Technology, Inc. 3D measurement and inspection equipment for testing various machineries	57,515	3,370,153
Korea Investment Holdings Co., Ltd. Financial holding company	42,676	2,289,373
Korea Zinc Co. Ltd. Non-ferrous metal smelting	3,800	1,646,461
Medy-Tox, Inc. Biopharmaceutical products using clostridium botulinum	5,449	2,361,372
Modetour Network, Inc. Travel services	109,518	2,323,125
Total		13,290,907
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 8.5%
Basso Industry Corp. Pneumatic nailers and staplers	568,000	1,587,268
Largan Precision Co., Ltd. Optical lens modules and optoelectronic components	13,000	2,293,397
Silergy Corp. High performance analog integrated circuits	119,000	2,732,475
Voltronic Power Technology Corp. Uninterruptible power supply products, inverters, multiple surface mounted devices and other power products	116,000	2,083,841
Total		8,696,981
Thailand 6.3%
Beauty Community PCL(a) Cosmetic and beauty products	3,931,000	1,887,891
Home Product Center PCL, Foreign Registered Shares Building materials and home improvement products	3,487,000	1,277,803
Samui Airport Property Fund Leasehold Closed-end property fund incorporated in Thailand	3,033,100	2,155,456
Tisco Financial Group PCL Bank holding company	486,000	1,123,268
Total		6,444,418
Turkey 2.7%
Logo Yazilim Sanayi Ve Ticaret AS(a) Enterprise resource planning software	178,000	2,712,752
Total Common Stocks (Cost: $80,379,013)		99,972,748

Securities Lending Collateral 1.7%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 0.920%(c),(d)	1,764,750	1,764,750
Total Securities Lending Collateral (Cost: $1,764,750)		1,764,750

Columbia Acorn Emerging Markets FundSM | Quarterly Report 2017	33

Portfolio of Investments   (continued)
Columbia Acorn Emerging Markets FundSM, September 30, 2017 (Unaudited)
Money Market Funds 2.1%
	Shares	Value ($)
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.920%(c)	2,160,441	2,160,441
Total Money Market Funds (Cost: $2,160,441)		2,160,441
Total Investments (Cost: $84,304,204)		103,897,939
Obligation to Return Collateral for Securities Loaned		(1,764,750)
Other Assets & Liabilities, Net		(266,832)
Net Assets		$101,866,357
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at September 30, 2017. The total market value of securities on loan at September 30, 2017 was $1,738,686.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(d)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
34	Columbia Acorn Emerging Markets FundSM | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Acorn Emerging Markets FundSM, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Common Stocks
Brazil	5,367,548	—	—	5,367,548
Cambodia	—	2,466,621	—	2,466,621
Cayman Islands	5,960,417	2,120,863	—	8,081,280
China	8,563,730	3,601,942	—	12,165,672
Finland	—	176,904	—	176,904
Hong Kong	—	4,452,596	—	4,452,596
India	—	14,090,642	—	14,090,642
Indonesia	—	6,869,093	—	6,869,093
Mexico	5,704,227	—	—	5,704,227
Philippines	—	2,238,392	—	2,238,392
Russian Federation	—	1,481,370	—	1,481,370
South Africa	—	5,733,345	—	5,733,345
South Korea	—	13,290,907	—	13,290,907
Taiwan	—	8,696,981	—	8,696,981
Thailand	—	6,444,418	—	6,444,418
Turkey	—	2,712,752	—	2,712,752
Total Common Stocks	25,595,922	74,376,826	—	99,972,748
Securities Lending Collateral	1,764,750	—	—	1,764,750
Money Market Funds	2,160,441	—	—	2,160,441
Total Investments	29,521,113	74,376,826	—	103,897,939
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
There were no transfers of financial assets between levels during the period.
Columbia Acorn Emerging Markets FundSM | Quarterly Report 2017	35

Portfolio of Investments
Columbia Acorn European FundSM, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 94.2%
Issuer	Shares	Value ($)
Australia 1.0%
Domino’s Pizza Enterprises Ltd.(a) Pizza delivery stores	22,623	815,064
Belgium 1.1%
Melexis NV Advanced integrated semiconductors, sensor ICs, and programmable sensor IC systems	9,929	959,930
Denmark 4.1%
SimCorp AS Global provider of highly specialised software for the investment management industry	35,686	2,179,276
William Demant Holding AS(b) Hearing aids, audiometers, tympanometers, diagnostic instruments, and wireless communication equipment	49,447	1,305,236
Total		3,484,512
Finland 3.4%
Munksjo OYJ Industrial paper	60,892	1,263,763
Munksjo OYJ(c) Industrial paper	73,861	1,528,928
Tikkurila OYJ Manufactures paint	6,190	112,739
Total		2,905,430
France 4.6%
Akka Technologies High-technology engineering consulting services	39,827	2,322,981
Elior Group SA Provides catering, cleaning, and facility management services	33,316	882,027
Korian SA Healthcare facilities & medical establishments	19,391	638,387
Total		3,843,395
Germany 22.6%
AURELIUS Equity Opportunities SE & Co. KGaA(a) Loans to distressed companies	21,761	1,431,024
CTS Eventim AG & Co. KGaA Online ticket sales	44,385	1,937,298
Deutsche Beteiligungs AG Private equity company, investing in domestic medium-sized companies	19,175	1,031,390
Fielmann AG Prescription eyeglasses, specialty glasses, sunglasses, contact lenses, and optical supplies	19,175	1,661,420
Common Stocks (continued)
Issuer	Shares	Value ($)
MTU Aero Engines AG Develops and manufactures engines and offers commercial engine services and support	9,878	1,575,516
Nemetschek SE Standard software for designing, constructing and managing buildings and real estate	30,164	2,451,709
Norma Group SE Plastic and metal-based components and systems in connecting technology	18,206	1,197,244
Rational AG Food preparation appliances/processors and kitchen accessories	3,124	2,149,632
Stroeer SE & Co. KGaA Digital multi-channel media company	21,653	1,416,244
Vapiano SE(a),(b) Chain of restaurants	30,164	819,969
Wirecard AG Internet payment and processing services	36,639	3,352,135
Total		19,023,581
Ireland 2.0%
UDG Healthcare PLC Commercialisation solutions for health care companies	146,516	1,667,835
Italy 4.7%
Brembo SpA Braking systems and components	144,480	2,445,297
Industria Macchine Automatiche SpA Packaging machinery for the food, pharmaceuticals, and cosmetics industries	16,258	1,543,952
Total		3,989,249
Luxembourg 1.2%
eDreams ODIGEO SA(b) Online travel company	326,430	1,033,965
Malta 2.5%
Kindred Group PLC Online gambling services	179,956	2,070,237
Netherlands 1.9%
Aalberts Industries NV Industrial services and flow control systems	33,074	1,598,984
Norway 2.2%
Atea ASA Nordic and Baltic supplier of IT infrastructure	140,383	1,850,740
Spain 3.4%
Bolsas y Mercados Españoles SHMSF SA Barcelona, Bilbao, Madrid, and Valencia Stock Exchanges	12,912	445,612

36	Columbia Acorn European FundSM | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Prosegur Cia de Seguridad SA, Registered Shares Security and transportation services	169,141	1,265,417
Viscofan SA Artificial casings made of cellulose, collagen, and plastic for use in the meat industry	19,590	1,200,042
Total		2,911,071
Sweden 9.2%
Byggmax Group AB Discount provider of building materials	148,670	1,250,340
NetEnt AB Computer gaming software	157,289	1,220,477
Recipharm AB, B Shares(a),(b) Contract development and manufacture of pharmaceuticals	77,087	913,320
Sectra AB, B Shares(b) Medical and communication systems	95,882	1,706,944
Sweco AB, Class B Consulting company specializing in engineering, environmental technology, and architecture	56,954	1,395,023
Trelleborg AB, Class B Manufactures and distributes industrial products	51,659	1,293,869
Total		7,779,973
Switzerland 5.1%
Inficon Holding AG Vacuum instruments used to monitor and control production processes	3,177	2,065,288
Partners Group Holding AG Global private markets asset management firm	3,313	2,247,783
Total		4,313,071
Turkey 1.7%
Logo Yazilim Sanayi Ve Ticaret AS(b) Enterprise resource planning software	94,805	1,444,845
United Kingdom 23.5%
Assura PLC Primary healthcare property group	1,361,346	1,143,775
Big Yellow Group PLC Self-storage company	97,292	986,910
Connect Group PLC Distribution of newspapers and magazines, and books	619,847	838,901
Croda International PLC Chemicals and chemical products	15,524	789,026
Domino’s Pizza Group PLC Pizza delivery stores	332,895	1,383,737
DS Smith PLC Provides corrugated packaging services	226,238	1,494,270
Common Stocks (continued)
Issuer	Shares	Value ($)
Halma PLC Products that detect hazards and protect assets and people in public and commercial buildings	136,990	2,055,945
Hastings Group Holdings PLC General insurance services to the automobile and home insurance products	350,451	1,428,536
JD Sports Fashion PLC Brand-name sports and leisure wear	20,993	105,349
LivaNova PLC(b) Medical technology focusing on neuromodulation, cardiac surgery and rhythm management	11,797	826,498
Polypipe Group PLC Plastic piping systems	284,830	1,609,129
Rentokil Initial PLC Fully integrated facilities management and essential support services	350,924	1,413,535
Rightmove PLC Website that lists properties across Britain	28,716	1,556,493
Shaftesbury PLC Real estate company	67,514	919,162
Spirax-Sarco Engineering PLC Consultation, service and products for the control and efficient management of steam and industrial fluids	19,703	1,458,711
WH Smith PLC Retails books, magazines, newspapers, and periodicals	65,716	1,779,680
Total		19,789,657
Total Common Stocks (Cost: $60,144,308)		79,481,539

Preferred Stocks 1.4%
Issuer	Coupon Rate	Shares	Value ($)
Germany 1.4%
Sartorius AG Precision electronic equipment and components	—	12,300	1,175,783
Total Preferred Stocks (Cost: $1,218,143)			1,175,783

Securities Lending Collateral 2.6%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 0.920%(d),(e)	2,183,254	2,183,254
Total Securities Lending Collateral (Cost: $2,183,254)		2,183,254

Columbia Acorn European FundSM | Quarterly Report 2017	37

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, September 30, 2017 (Unaudited)
Money Market Funds 3.8%
	Shares	Value ($)
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.920%(d)	3,192,816	3,192,816
Total Money Market Funds (Cost: $3,192,816)		3,192,816
Total Investments (Cost: $66,738,521)		86,033,392
Obligation to Return Collateral for Securities Loaned		(2,183,254)
Other Assets & Liabilities, Net		481,735
Net Assets		$84,331,873
Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at September 30, 2017. The total market value of securities on loan at September 30, 2017 was $2,104,447.
(b)	Non-income producing security.
(c)	Security is traded on a Swedish exchange.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(e)	Investment made with cash collateral received from securities lending activity.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
38	Columbia Acorn European FundSM | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	815,064	—	815,064
Belgium	—	959,930	—	959,930
Denmark	—	3,484,512	—	3,484,512
Finland	—	2,905,430	—	2,905,430
France	—	3,843,395	—	3,843,395
Germany	—	19,023,581	—	19,023,581
Ireland	—	1,667,835	—	1,667,835
Italy	—	3,989,249	—	3,989,249
Luxembourg	—	1,033,965	—	1,033,965
Malta	—	2,070,237	—	2,070,237
Netherlands	—	1,598,984	—	1,598,984
Norway	—	1,850,740	—	1,850,740
Spain	—	2,911,071	—	2,911,071
Sweden	—	7,779,973	—	7,779,973
Switzerland	—	4,313,071	—	4,313,071
Turkey	—	1,444,845	—	1,444,845
United Kingdom	826,498	18,963,159	—	19,789,657
Total Common Stocks	826,498	78,655,041	—	79,481,539
Preferred Stocks
Germany	—	1,175,783	—	1,175,783
Total Preferred Stocks	—	1,175,783	—	1,175,783
Securities Lending Collateral	2,183,254	—	—	2,183,254
Money Market Funds	3,192,816	—	—	3,192,816
Total Investments	6,202,568	79,830,824	—	86,033,392
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
There were no transfers of financial assets between levels during the period.
Columbia Acorn European FundSM | Quarterly Report 2017	39

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President and Principal Executive Officer

Date	November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ P. Zachary Egan
P. Zachary Egan, President and Principal Executive Officer

Date	November 21, 2017

By (Signature and Title)	/s/ John M. Kunka
John M. Kunka, Treasurer and Principal Accounting and Financial Officer

Date	November 21, 2017